5. Segment Reporting	12 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Segment Reporting
Segment Report – 2019	Malaysia	Australia	Total
	2019 $	2019 $	2019 $
Revenue
Other income	-	165,152	165,152
Total segment revenue	-	-	-
Depreciation and amortisation	-	-	-
Finance costs	-	-	-
Impairment of investment in associate	-	-	-
Other expenses	(9,890)	(143,355)	(153,245)
Segment result before tax	(9,890)	21,797	11,907
Income tax expense			-
Net profit for the year			11,907

Non-current Segment assets	-	-	-
Total Segment assets	10,899	169,201	180,100
Segment liabilities	(11,335)	(161,835)	(173,170)

Segment Report – 2018	Malaysia	Australia	Total
	2018 $	2018 $	2018 $
Revenue
Interest received	-	1,524	1,524
Total segment revenue	-	1,524	1,524
Depreciation and amortisation	(1,898)	-	(1,898)
Finance costs	-	(2,450)	(2,450)
Impairment of investment in associate	-	-	-
Other expenses	(31,490)	(167,665)	(199,155)
Segment result before tax	(33,388)	(168,591)	(201,979
Income tax expense	(135)	-	(135)
Net (loss) for the year			(202,114)

Non-current Segment assets	-	-	-
Total Segment assets	9,844	189,835	199,679
Segment liabilities	(340)	(204,265)	(204,605)

Accounting Policies: Segment reporting

The Group Chief Executive Officer is the Chief operating decision maker. The reportable segments presented are in line with the segmental information reported during the financial year to the Group Chief Executive Officer.

Segment revenues and expenses are those directly attributable to the segments and include any joint revenue and expenses where a reasonable basis of allocation exists. Segment assets include all assets used by a segment and consist principally of cash, receivables, inventories, intangibles and property, plant and equipment, net of allowances and accumulated depreciation and amortisation. Segment liabilities consist principally of payables, employee benefits, accrued expenses and borrowings. Segment assets and liabilities do not include deferred income taxes. Segments exclude discontinued operations.

Intersegment Transfers: There are no intersegment transfers.

Business and Geographical Segments: The Group had one key business segment, being biodiesel, which is located in Malaysia.